CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue (Note 16)	$ 62,917	$ 41,443
Cost of revenue (Note 17)	11,539	8,365
Gross profit	51,378	33,078
Operating expenses
General and administrative (Note 18)	16,998	13,140
Sales and marketing (Note 18)	24,020	18,037
Research and development (Note 18)	13,000	9,436
Share-based compensation (Note 14)	1,619	659
Foreign exchange loss	1,775	922
Depreciation and amortization (Note 7, 8 and 9)	1,231	693
Operating expenses	58,643	42,887
Operating loss	(7,265)	(9,809)
Finance expense, net (Note 11)	130	796
Loss on change in fair value of convertible promissory notes (Note 11)	0	776
Other income	(77)	(76)
Loss before income taxes	7,318	11,305
Income tax expense (Note 19)	336	609
Net loss for the year	(7,654)	(11,914)
Item that may be reclassified subsequently to income:
Exchange (gain) loss on translation of foreign operations	(1,002)	(652)
Item not subsequently reclassified to income:
Actuarial loss	108	110
Other comprehensive income	(894)	(542)
Comprehensive loss	$ (6,760)	$ (11,372)
Loss per share - basic (in USD per share)	$ (0.26)	$ (0.49)
Loss per share - diluted (in USD per share)	$ (0.26)	$ (0.49)
Weighted average number of common shares outstanding - basic (in shares)	28,934,726	24,363,789
Weighted average number of common shares outstanding - diluted (in shares)	28,934,726	24,363,789